Voya Target Retirement 2035 Fund Investment Objectives and Goals - Voya Target Retirement 2035 Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Target Retirement 2035 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.